Related Party Transactions (Details) - Schedule of amounts due to related parties - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		$ 4,396,317	$ 1,670,469
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	88,047	88,047
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	1,253,814	1,136,664
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]	2,881,698
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[3]	156,782	156,782
Richard Hall [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[4]	15,976
Shenzhen Junwei Investment Development Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]		225,085
Guardforce Aviation Security Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]		1,224
Guardforce Security (Thailand) Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]		$ 62,667

[1]	Amounts due to Tu Jingyi and Profit Raider Investment Limited represented interest accrued on the respective loans.
[2]	Amounts due to Shenzhen Intelligent Guardforce Robot Technology Co., Limited , Guardforce Aviation Security Company Limited and Guardforce Security (Thailand) Company Limited represent accounts payable for the products or services provided by related parties.
[3]	Amounts due to Guardforce Holdings (HK) Limited comprised of $99,998 advances made and $56,784 accrued interests on the loans.
[4]	Richard Hall is related to the Company since March 2021 when the Company acquired Handshake. Richard is one of the shareholders of Quantum which owns 49% of Handshake and Richard is the director of Handshake. Amount due to Richard represent advances made to Handshake.
[5]	Amounts due to Shenzhen Junwei Investment Development Company Limited represent non-interest bearing advances from related parties. In January 2021, the amount due to Junwei was forgiven.